Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cargile Fund | Cargile Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	(0.90%)	6.05%	(14.71%)	6.60%	(4.36%)	9.00%